Mortgage Servicing Assets	12 Months Ended
Dec. 31, 2014
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Mortgage Servicing Assets

Note 6 - Mortgage Servicing Assets

The principal balance of loans serviced for others are not included in the accompanying consolidated balance sheets. The unpaid principal balances of mortgage and other loans serviced for others were approximately $396 million and $406 million at December 31, 2014 and 2013, respectively. The carrying value of capitalized servicing rights, net of valuation allowances, is included in other assets. A summary of mortgage servicing rights follows:

	2014	2013	2012
	(dollars in thousands)

Beginning of year mortgage servicing rights:	$2,356	$2,394	$2,142
Amounts capitalized	386	763	1,237
Amortization	(709)	(801)	(908)
Impairment	39	—	(77)

End of year	$2,072	$2,356	$2,394

Amortization expense is estimated as follows:

Year ending December 31,
(dollars in thousands)

2015	$489
2016	424
2017	358
2018	292
2019	226
Thereafter	283

Total	$2,072

The amortization does not anticipate or pro-forma loan prepayments.

The fair value of mortgage servicing rights was $3.2 million at December 31, 2014 and $3.1 million at December 31, 2013. The key assumptions used to value mortgage servicing rights were as follows:

	2014	2013

Weighted average remaining life	256 months	260 months
Weighted average discount rate	10%	12%
Weighted average coupon	3.98%	4.01%
Weighted average prepayment speed	187%	187%